Not FDIC Insured May Lose Value No Bank Guarantee
FUT-Q3PH

Statements of Investments
(unaudited)
Franklin Universal Trust 2
Notes to Financial Statements 15

Franklin Universal Trust
Statement of Investments (unaudited), May 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 42.2%
Electric Utilities 22.6%
Alliant Energy Corp. ................................... United States 80,000 $ 4,572,000
American Electric Power Co., Inc. ......................... United States 65,000 5,590,000
Duke Energy Corp. .................................... United States 46,060 4,616,133
Edison International ................................... United States 36,000 2,011,320
Entergy Corp. ........................................ United States 30,000 3,157,800
Evergy , Inc. .......................................... United States 80,000 4,959,200
Exelon Corp. ......................................... United States 80,000 3,609,600
FirstEnergy Corp. ..................................... United States 40,000 1,516,400
NextEra Energy, Inc. ................................... United States 120,000 8,786,400
Pinnacle West Capital Corp. ............................. United States 30,000 2,537,400
PPL Corp. ........................................... United States 24,500 713,195
Southern Co. (The) .................................... United States 60,000 3,835,200
Xcel Energy, Inc. ...................................... United States 60,000 4,252,800
50,157,448
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 16,874 195,738
Machinery 0.2%
a
Birch Permian Holdings, Inc. ............................. United States 28,796 413,943
a
Birch Permian Holdings, Inc. ............................. United States 3,694 53,563
467,506
Metals & Mining 2.3%
b
BHP Group plc, ADR ................................... Australia 25,185 1,529,989
Freeport-McMoRan, Inc. ................................ United States 80,380 3,433,834
b
South32 Ltd., ADR .................................... Australia 10,074 116,858
5,080,681
Multi-Utilities 15.7%
CenterPoint Energy, Inc. ................................ United States 122,800 3,106,840
CMS Energy Corp. .................................... United States 90,000 5,646,600
Consolidated Edison, Inc. ............................... United States 40,000 3,089,600
Dominion Energy, Inc. .................................. United States 67,200 5,116,608
DTE Energy Co. ...................................... United States 30,000 4,139,700
NiSource, Inc. ........................................ United States 60,000 1,530,000
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,795,400
Sempra Energy ....................................... United States 45,000 6,097,050
WEC Energy Group, Inc. ................................ United States 35,000 3,286,850
34,808,648
Oil, Gas & Consumable Fuels 1.1%
a
Amplify Energy Corp. .................................. United States 245 904
a
Bonanza Creek Energy, Inc. ............................. United States 18,598 798,970
a
California Resources Corp. .............................. United States 27 783
Chesapeake Energy Corp. .............................. United States 588 31,046
Enbridge, Inc. ........................................ Canada 39,360 1,514,573
a
Goodrich Petroleum Corp. ............................... United States 19,379 214,526
a,c
Riviera Resources, Inc. ................................. United States 5,042 1,302
2,562,104
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 3,330 56,643
Specialty Retail 0.2%
a
Party City Holdco, Inc. .................................. United States 37,652 347,526
Total Common Stocks (Cost $38,911,437) ......................................
93,676,294

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................... United States 27,500 $ 690,250
Total Preferred Stocks (Cost $598,125) .........................................
690,250
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 583 291
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 728 237
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 937 172
a
California Resources Corp., 10/27/24 ...................... United States 64 386
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 1,109 24,398
25,484
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 350 980
Total Warrants (Cost $602,518) ................................................
26,464
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 24,428 18,153
Total Convertible Bonds (Cost $5,162) .........................................
18,153
Corporate Bonds 79.1%
Aerospace & Defense 0.5%
f
BWX Technologies, Inc. , Senior Note , 144A, 5.375% , 7/15/26 .... United States 600,000 619,110
f
Signature Aviation US Holdings, Inc. , Senior Note , 144A, 5.375% ,
5/01/26 ........................................... United States 500,000 513,688
1,132,798
Air Freight & Logistics 0.5%
f
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 700,000 701,851
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 500,000 514,263
1,216,114
Airlines 1.0%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 700,000 737,646
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 1,000,000 1,092,371
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 103,752
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 310,320
2,244,089
Auto Components 2.5%
f
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 700,000 672,875
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 627,411
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 1,400,000 1,512,239

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Auto Components (continued)
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 900,000 $ 1,010,885
f
Senior Note, 144A, 5%, 7/15/29 ........................ United States 600,000 612,630
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 1,035,300
5,471,340
Banks 0.4%
e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 900,000 952,957
Beverages 0.3%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 701,540
Biotechnology 0.4%
f
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 885,677
Building Products 1.3%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 300,000 320,947
f
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 300,000 306,194
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 300,000 310,125
f
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 520,338
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 100,000 101,235
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 190,000
Senior Note, 144A, 5%, 2/15/27 ........................ United States 300,000 310,923
f
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 845,696
2,905,458
Chemicals 2.8%
f
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 400,000 387,366
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 .............. United States 400,000 473,060
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 703,556
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,642,507
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,108,860
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 395,548
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 618,138
f
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 500,000 496,875
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 300,000 298,125
6,124,035
Commercial Services & Supplies 1.8%
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Note , 144A, 6% , 6/01/29 .............................. United States 200,000 203,074
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 400,000 400,908
f
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 500,000 525,022
f
Nielsen Finance LLC / Nielsen Finance Co. , Senior Note , 144A,
4.5% , 7/15/29 ...................................... United States 1,200,000 1,204,740
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 577,050
f
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,198,740
4,109,534

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.8%
f
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 $ 1,713,912
Construction & Engineering 1.8%
f
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 302,349
f
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 510,000
f
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 900,000 928,688
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 812,588
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,352,643
3,906,268
Consumer Finance 1.3%
f
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 400,000 415,014
Navient Corp. , Senior Note , 7.25% , 9/25/23 .................. United States 600,000 659,295
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 1,000,000 1,066,070
Senior Note, 6.625%, 1/15/28 .......................... United States 700,000 795,291
2,935,670
Containers & Packaging 4.3%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 606,000
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 841,464
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,800,000 1,774,494
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,000,000 1,037,385
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 500,000 538,750
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 543,750
f
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,700,000 1,745,143
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 1,200,000 1,181,088
f
Sealed Air Corp. , Senior Bond , 144A, 5.5% , 9/15/25 ........... United States 200,000 222,625
f
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 1,000,000 1,077,455
9,568,154
Diversified Financial Services 0.7%
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,494,713
Diversified Telecommunication Services 3.5%
f
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 2,000,000 2,238,500
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 488,000 505,202
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 544,008
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,734,501
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 199,850
f
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,541,100
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 1,100,000 1,098,828
7,861,989

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 0.9%
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,500,000 $ 1,558,125
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 402,834
1,960,959
Electrical Equipment 0.4%
f
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,003,050
Electronic Equipment, Instruments & Components 0.2%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 495,490
Energy Equipment & Services 1.6%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 965,556 877,757
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 405,266
f
Nabors Industries Ltd. ,
Senior Note, 144A, 7.25%, 1/15/26 ...................... United States 600,000 522,819
Senior Note, 144A, 7.5%, 1/15/28 ....................... United States 400,000 340,510
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ........... United States 500,000 416,705
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 917,000 930,957
3,494,014
Entertainment 1.1%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,000,000 1,027,905
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 200,000 199,938
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ......................... United States 800,000 969,076
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 300,000 322,056
2,518,975
Equity Real Estate Investment Trusts (REITs) 1.9%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 775,379
f
HAT Holdings I LLC / HAT Holdings II LLC ,
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 800,000 825,084
Senior Note, 144A, 6%, 4/15/25 ........................ United States 600,000 633,750
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 309,380
f
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 534,375
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 708,799
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 407,020
4,193,787
Food Products 1.1%
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 800,000 825,740
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 317,661
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 500,000 503,753
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 700,000 693,091
2,340,245

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.1%
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 180,000 $ 193,172
Health Care Providers & Services 3.5%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 500,000 479,727
f
Senior Note, 144A, 5.375%, 8/15/26 ..................... United States 500,000 523,765
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 498,577
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 526,875
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 300,000 314,625
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 700,000 714,837
HCA, Inc. ,
Senior Bond, 5.875%, 2/15/26 .......................... United States 1,400,000 1,601,250
Senior Bond, 3.5%, 9/01/30 ............................ United States 700,000 719,828
f
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 200,000 212,161
f
ModivCare , Inc. , Senior Note , 144A, 5.875% , 11/15/25 ......... United States 1,000,000 1,057,920
f
Tenet Healthcare Corp. , Senior Note , 144A, 6.125% , 10/01/28 .... United States 1,000,000 1,047,955
7,697,520
Hotels, Restaurants & Leisure 6.1%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 1,000,000 970,095
f,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 540
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 1,300,000 1,431,625
f
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 300,000 310,530
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 900,000 949,653
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 420,008
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 438,500
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,595,625
f
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,500,000 1,569,218
f
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,300,000 1,313,689
f
International Game Technology plc ,
Senior Secured Note, 144A, 4.125%, 4/15/26 .............. United States 300,000 310,144
Senior Secured Note, 144A, 5.25%, 1/15/29 ............... United States 400,000 426,062
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 313,127
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 200,000 215,527
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,600,000 1,635,296
f
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 300,000 319,152
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 300,000 316,510
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,000,000 1,077,500
13,612,801
Household Durables 0.7%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 6.75% , 8/01/25 ................................. United States 1,200,000 1,245,090
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 308,390
1,553,480

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 3.3%
f
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 $ 402,500
f
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 874,080
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 684,450
Clearway Energy Operating LLC ,
Senior Note, 5%, 9/15/26 ............................. United States 700,000 723,590
f
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 621,555
f
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 300,000 290,629
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,900,000 1,879,214
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 2,100,000 1,771,875
7,247,893
Insurance 0.5%
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 1,100,000 1,138,445
Internet & Direct Marketing Retail 0.2%
f
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 500,000 513,125
IT Services 2.4%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 500,000 487,680
f
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 600,000 610,530
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 527,210
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 301,715
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,090,083
f
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 984,321
f
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 1,300,000 1,325,155
5,326,694
Life Sciences Tools & Services 0.2%
f
Charles River Laboratories International, Inc. ,
Senior Note, 144A, 3.75%, 3/15/29 ...................... United States 200,000 199,707
Senior Note, 144A, 4%, 3/15/31 ........................ United States 300,000 304,780
504,487
Machinery 1.7%
f
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 1,309,074
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,092,405
f
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 400,000 414,140
f
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 300,000 323,334
f
Vertical US Newco , Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 600,000 624,750
3,763,703
Media 4.6%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 400,000 418,682
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 307,710
h
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 299,595

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 258,000 $ 271,093
f
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 500,000 505,475
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 400,000 434,378
f
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 329,160
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 401,471
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 296,496
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 .............. United States 400,000 416,500
f
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 500,000 541,747
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 300,000 295,098
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 700,000 753,284
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 202,000
f
Nexstar Broadcasting, Inc. , Senior Note , 144A, 5.625% , 7/15/27 .. United States 800,000 847,000
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 400,000 396,875
f
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 620,271
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 701,152
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4.625% , 7/15/24 ...... United States 600,000 615,750
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 800,000 883,124
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 600,000 607,962
10,144,823
Metals & Mining 1.9%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ......... United States 1,200,000 1,186,548
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 583,503
f
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 1,000,000 1,046,050
f
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A, 8.5% ,
8/01/28 ........................................... United States 880,000 976,122
f
Novelis Corp. , Senior Bond , 144A, 5.875% , 9/30/26 ........... United States 500,000 522,208
4,314,431
Oil, Gas & Consumable Fuels 10.2%
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 200,000 225,664
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 200,000 220,288
h
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 700,000 703,546
Apache Corp. , Senior Note , 4.875% , 11/15/27 ................ United States 300,000 315,402
Bonanza Creek Energy, Inc. , Senior Note , 7.5% , 4/30/26 ........ United States 199,676 200,726
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 800,000 792,896
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 400,000 527,859
Senior Bond, 5.4%, 6/15/47 ............................ Canada 300,000 352,912
Senior Note, 5.375%, 7/15/25 .......................... Canada 700,000 799,300
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 700,000 729,750
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,270,500
f
Senior Note, 144A, 4%, 3/01/31 ........................ United States 1,200,000 1,240,218
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 700,000 735,928
f
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 528,155

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 700,000 $ 822,423
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 822,380
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 700,000 725,442
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 308,973
f,h
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ........ United States 700,000 703,381
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 300,000 317,979
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 531,288
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 652,663 570,010
f
EQT Corp. ,
Senior Note, 144A, 3.125%, 5/15/26 ..................... United States 300,000 306,293
Senior Note, 144A, 3.625%, 5/15/31 ..................... United States 100,000 103,118
c,d,i
Goodrich Petroleum Corp. , 144A, PIK, 13.5% , 5/31/23 ......... United States 1,520,250 1,487,943
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 200,000 207,226
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 205,580
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 776,232 811,162
d,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 3,864
f
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 500,000 530,625
f,h
Oasis Petroleum, Inc. , Senior Note , 144A, 6.375% , 6/01/26 ...... United States 300,000 305,250
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 789,502
j
Senior Note, FRN, 1.606%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 400,000 397,125
Senior Note, 8.875%, 7/15/30 .......................... United States 1,100,000 1,413,049
Senior Note, 6.625%, 9/01/30 .......................... United States 200,000 229,462
Senior Note, 6.125%, 1/01/31 .......................... United States 300,000 333,144
f
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 400,000 416,802
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 1,046,250
f
Senior Note, 144A, 4.5%, 5/15/29 ....................... United States 200,000 198,979
f
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 416,500
22,646,894
Personal Products 0.1%
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 300,000 288,412
Pharmaceuticals 3.2%
f
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,400,000 1,513,750
f
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 400,000 409,596
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 170,000 173,765
f
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 302,000 307,663
Senior Note, 144A, 6%, 6/30/28 ........................ United States 389,000 268,937
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 493,750
f
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,300,000 1,338,662
f
Organon Finance 1 LLC ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 500,000 513,715
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 1,300,000 1,314,625

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 225,000 $ 229,781
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 500,000 546,785
7,111,029
Real Estate Management & Development 0.6%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 700,000 739,928
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 504,302
1,244,230
Road & Rail 0.2%
f
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 516,255
Semiconductors & Semiconductor Equipment 0.6%
f
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 1,000,000 1,080,485
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 305,154
1,385,639
Software 2.2%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 205,421 201,427
f
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 1,600,000 1,695,000
f
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 900,000 933,894
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 800,000 779,012
f
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp. , Senior Note ,
144A, 3.875% , 2/01/29 ................................ United States 1,200,000 1,174,512
4,783,845
Specialty Retail 1.6%
f
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 500,000 572,188
f
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 300,000 316,592
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 400,000 421,890
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 200,000 205,722
f
Magic Mergeco , Inc. ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 613,794
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 304,126
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............ United States 700,000 732,382
f,j
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 370,005 348,267
3,514,961
Textiles, Apparel & Luxury Goods 0.5%
f
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 1,063,170
Thrifts & Mortgage Finance 1.1%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 500,000 529,635
f
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 400,000 420,514
f
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 300,000 293,814
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 500,000 488,437
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 600,000 678,759
2,411,159
Trading Companies & Distributors 0.5%
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 581,154

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 400,000 $ 444,044
1,025,198
Wireless Telecommunication Services 2.0%
d
Digicel Group Holdings Ltd. ,
f
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 148,600 124,960
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 380,467 372,995
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ... United States 1,300,000 1,445,555
Sprint Corp. , Senior Note , 7.125% , 6/15/24 .................. United States 500,000 577,080
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 289,761
Senior Bond, 3.5%, 4/15/31 ............................ United States 200,000 203,658
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 288,538
Senior Note, 4.75%, 2/01/28 ........................... United States 600,000 642,066
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 500,000 485,213
4,429,826
Total Corporate Bonds (Cost $173,887,038) .....................................
175,661,960
a
Marketplace Loans 1.2%
Diversified Financial Services 1.2%
c
Lending Club - LCX PM, 8.46% - 23.99%, 10/30/23 - 1/14/26 ..... United States 184,908 177,035
c
Lending Club - LCX, 14.3% - 25.65%, 8/26/22 - 2/07/25 ......... United States 167,909 158,439
c
Lending Club, 5% - 25.65%, 6/14/22 - 3/16/25 ................ United States 2,411,885 2,236,212
c
Upgrade, 24.99% - 30.17%, 11/14/22 - 12/23/24 .............. United States 48,176 46,502
2,618,188
a a a a a a
Total Marketplace Loans (Cost $2,862,565) .....................................
2,618,188
Asset-Backed Securities 2.8%
Diversified Financial Services 2.8%
f,k
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 19.034%, 8/15/44 ................ United States 449,092 449,926
2019-31, PT, 144A, FRN, 18.934%, 9/15/44 ................ United States 411,764 409,256
2019-37, PT, 144A, FRN, 19.158%, 10/17/44 ............... United States 432,890 428,305
2019-42, PT, 144A, FRN, 18.586%, 11/15/44 ............... United States 439,422 440,728
2019-51, PT, 144A, FRN, 16.494%, 1/15/45 ................ United States 546,652 548,092
2019-52, PT, 144A, FRN, 16.721%, 1/15/45 ................ United States 461,137 465,751
2019-S3, PT, 144A, FRN, 13.977%, 6/15/44 ................ United States 116,353 116,217
2019-S4, PT, 144A, FRN, 12.156%, 8/15/44 ................ United States 380,539 380,959
2019-S5, PT, 144A, FRN, 12.904%, 9/15/44 ................ United States 394,291 394,930
2019-S6, PT, 144A, FRN, 11.373%, 10/17/44 ............... United States 380,527 374,430
2019-S7, PT, 144A, FRN, 10.976%, 12/15/44 ............... United States 328,094 324,434
2019-S8, PT, 144A, FRN, 10.323%, 1/15/45 ................ United States 394,989 389,012
2020-2, PT, 144A, FRN, 16.726%, 3/15/45 ................. United States 431,204 433,812
2020-7, PT, 144A, FRN, 16.26%, 4/17/45 .................. United States 256,674 254,944
f,k
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 275,091 272,299
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 317,971 312,750
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 61,047 61,514
f,k
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
13.816% , 2/15/26 .................................... United States 308,614 310,279
6,367,638
a a a a a a
Total Asset-Backed Securities (Cost $6,184,510) ................................
6,367,638

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 21 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a
Chesapeake Energy Corp., Escrow Account ................. United States 1,500,000 $ 39,375
Total Escrows and Litigation Trusts (Cost $48,985) ..............................
39,375
Total Long Term Investments (Cost $223,100,340) ...............................
279,098,322
a
Short Term Investments 4.1%
a a
Country Shares
a
Value
a
Money Market Funds 3.5%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 7,677,148 7,677,148
Total Money Market Funds (Cost $7,677,148) ...................................
7,677,148
Investments from Cash Collateral Received for
Loaned Securities 0.6%
a a a a a
Money Market Funds 0.5%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,065,000 1,065,000
Principal
Amount
*
Repurchase Agreements 0.1%
n
Joint Repurchase Agreement, BNP Paribas SA, 0%, 6/01/21
(Maturity Value $266,451)
Collateralized by U.S. Treasury Bonds, 6% - 8.125%, 8/15/21 -
2/15/26; U.S. Treasury Bonds, Index-Linked, 2% - 2.375%, 1/15/25
- 1/15/26; U.S. Treasury Notes, 0.125% - 2.75%, 5/31/21 - 8/31/25;
and U.S. Treasury Bills, Discount Notes, 6/17/21 - 1/27/22 (valued at $271,780) ....................................... 266,451 266,451
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,331,451) ............................................................
1,331,451
Total Short Term Investments (Cost $9,008,599 ) .................................
9,008,599
a
Total Investments (Cost $232,108,939) 129.7% ..................................
$288,106,921
Notes Payable (29.2)% .......................................................
(64,945,451)
Other Assets, less Liabilities (0.5)% ...........................................
(1,033,859)
Net Assets 100.0% ...........................................................
$222,127,611
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2021.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $148,462,590, representing 66.8% of net assets.
g
Defaulted security or security for which income has been deemed uncollectible.
h
A portion or all of the security purchased on a delayed delivery basis.

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

i
See Note 4 regarding restricted securities.
j
The coupon rate shown represents the rate at period end.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
See Note 5 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At May 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Universal Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior Fixed Rate Notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The
Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
4. Restricted Securities
At May 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin Universal Trust
1,520,250
a
Goodrich Petroleum Corp., 144A, PIK, 13.5%, 5/31/2 3 3/09/21 - 4/15/21 $ 1,520,250 $ 1,487,943
Total Restricted Securities (Value is 0.67% of Net Assets) ............. $1,520,250 $1,487,943
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $214,526 as of May 31, 2021.
2. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2021, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $5,235,951 $56,789,343 $(54,348,146) $— $— $7,677,148 7,677,148 $148
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $3,735,000 $(2,670,000) $ — $ — $1,065,000 1,065,000 $10
Total Affiliated Securities .... $5,235,951 $60,524,343 $(57,018,146) $— $— $8,742,148 $158

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 50,157,448 $ — $ — $ 50,157,448
Energy Equipment & Services ............. 195,738 — — 195,738
Machinery ............................ — 467,506 — 467,506
Metals & Mining ....................... 5,080,681 — — 5,080,681
Multi-Utilities .......................... 34,808,648 — — 34,808,648
Oil, Gas & Consumable Fuels ............. 2,560,802 — 1,302 2,562,104
Paper & Forest Products ................. 56,643 — — 56,643
Specialty Retail ........................ 347,526 — — 347,526
Preferred Stocks ........................ 690,250 — — 690,250
Warrants :
Oil, Gas & Consumable Fuels ............. 24,784 — 700 25,484
Paper & Forest Products ................. 980 — — 980
Convertible Bonds ....................... — 18,153 — 18,153
Corporate Bonds :
Aerospace & Defense ................... — 1,132,798 — 1,132,798
Air Freight & Logistics ................... — 1,216,114 — 1,216,114
Airlines .............................. — 2,244,089 — 2,244,089
Auto Components ...................... — 5,471,340 — 5,471,340
Banks ............................... — 952,957 — 952,957
Beverages ........................... — 701,540 — 701,540
Biotechnology ......................... — 885,677 — 885,677
Building Products ...................... — 2,905,458 — 2,905,458
Chemicals ........................... — 6,124,035 — 6,124,035
Commercial Services & Supplies ........... — 4,109,534 — 4,109,534
Communications Equipment .............. — 1,713,912 — 1,713,912
Construction & Engineering ............... — 3,906,268 — 3,906,268
Consumer Finance ..................... — 2,935,670 — 2,935,670
Containers & Packaging ................. — 9,568,154 — 9,568,154
Diversified Financial Services ............. — 1,494,713 — 1,494,713
Diversified Telecommunication Services ..... — 7,861,989 — 7,861,989
Electric Utilities ........................ — 1,960,959 — 1,960,959
Electrical Equipment .................... — 1,003,050 — 1,003,050
Electronic Equipment, Instruments &
Components ........................ — 495,490 — 495,490
Energy Equipment & Services ............. — 3,494,014 — 3,494,014
Entertainment ......................... — 2,518,975 — 2,518,975
Equity Real Estate Investment Trusts (REITs) . — 4,193,787 — 4,193,787
Food Products ........................ — 2,340,245 — 2,340,245
Health Care Equipment & Supplies ......... — 193,172 — 193,172
Health Care Providers & Services .......... — 7,697,520 — 7,697,520
Hotels, Restaurants & Leisure ............. — 13,612,801 — 13,612,801
Household Durables .................... — 1,553,480 — 1,553,480
Independent Power and Renewable Electricity
Producers .......................... — 7,247,893 — 7,247,893
Insurance ............................ — 1,138,445 — 1,138,445
Internet & Direct Marketing Retail .......... — 513,125 — 513,125
IT Services ........................... — 5,326,694 — 5,326,694
Life Sciences Tools & Services ............ — 504,487 — 504,487
Machinery ............................ — 3,763,703 — 3,763,703
6. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2021, the reconciliation is as follows:
6
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Media ............................... $ — $ 10,144,823 $ — $ 10,144,823
Metals & Mining ....................... — 4,314,431 — 4,314,431
Oil, Gas & Consumable Fuels ............. — 21,158,951 1,487,943 22,646,894
Personal Products ..................... — 288,412 — 288,412
Pharmaceuticals ....................... — 7,111,029 — 7,111,029
Real Estate Management & Development .... — 1,244,230 — 1,244,230
Road & Rail .......................... — 516,255 — 516,255
Semiconductors & Semiconductor Equipment . — 1,385,639 — 1,385,639
Software ............................. — 4,783,845 — 4,783,845
Specialty Retail ........................ — 3,514,961 — 3,514,961
Textiles, Apparel & Luxury Goods .......... — 1,063,170 — 1,063,170
Thrifts & Mortgage Finance ............... — 2,411,159 — 2,411,159
Trading Companies & Distributors .......... — 1,025,198 — 1,025,198
Wireless Telecommunication Services ....... — 4,429,826 — 4,429,826
Marketplace Loans ...................... — — 2,618,188 2,618,188
Asset-Backed Securities .................. — 6,367,638 — 6,367,638
Escrows and Litigation Trusts ............... — 39,375 — 39,375
Short Term Investments ................... 8,742,148 266,451 — 9,008,599
Total Investments in Securities ........... $102,665,648 $181,333,140 $4,108,133 $288,106,921
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
accretion
( amortiza -
tion )
e
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Machinery ......... $ 158,851 $ — $ — $ — $ (158,851) $ — $ — $ — $ — $ —
Oil, Gas & Consumable
Fuels .......... — — — 1,302 — — — — 1,302 —
Warrants :
Oil, Gas & Consumable
Fuels .......... 90 — — — — — — 610 700 610
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... 5,625 — — — (540) (1,893) — (3,192) — —
Oil, Gas & Consumable
Fuels .......... 481 1,520,251 — — (3,864) — — (28,925) 1,487,943 (28,925)
Marketplace Loans :
Diversified Financial
Services ........ 4,023,963 228,231 (1,719,208) — — — (315,503) 400,705 2,618,188 400,705
Escrows and Litigation
Trusts ........... 14 — (1,066) — — — (17,280) 18,332 — —
Total Investments in Securities . $4,189,024 $1,748,482 $(1,720,274) $1,302 $(163,255) $(1,893) $(332,783) $387,530 $4,108,133 $372,390
a
Purchases include all purchases of securities and securities received in corporate actions.
6. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2021, are as follows:
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes securities determined to have no value at May 31, 2021.
f
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities/ and other significant observable valuation inputs. May include amounts related to a corporate action.
e
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Corporate Bonds:
Oil, Gas & Consumable
Fuels.................
$1,487,943 Discounted cash flow Discount rate 15.9% Decrease
c
Free cash flow $1.5 mil Increase
Marketplace Loans:
Lending Club................. 2,236,212 Discounted cash flow Loss-adjusted discount rate
7.2% Decrease
d
Projected loss rate 17.0% Decrease
d
All Other Investments……… 383,978
e,f
Total.................... $4,108,133
6. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.